Fair value measurement and financial instruments	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair value measurement and financial instruments	Fair value measurement and financial instruments
Sonder follows the ASC 820 fair value hierarchy established under the standards of the U.S. GAAP to determine the fair value of its financial instruments as follows:
Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2—Inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments.
Level 3—Unobservable inputs for which there is little or no market data that is significant to the fair value of the assets or liabilities. Consideration is given to the risk inherent in the valuation technique and the inputs to the model.
A financial instrument’s classification within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Liabilities Measured at Fair Value on a Recurring Basis
Sonder did not have any Level 1 or Level 2 fair value measurements as of September 30, 2021 and December 31, 2020. The following table summarizes Sonder’s Level 3 financial liabilities measured at fair value on a recurring basis (in thousands):

	Level 3
	September 30, 2021	December 31, 2020
Financial liabilities:
Other non-current liabilities:
Preferred stock warrant liabilities	$2,535	$1,140
Share-settled redemption feature	37,328	—
Total financial liabilities measured and recorded at fair value	$39,863	$1,140
The Share-settled redemption feature is included in Convertible notes in the condensed consolidated balance sheet.
The following table presents changes in Level 3 liabilities measured at fair value for the nine months ended September 30, 2021 and the year ended December 31, 2020 (in thousands):

	Level 3
	September 30, 2021	December 31, 2020
Beginning balance	$1,140	$822
Additions for new instruments issued	45,156	292
Increase in fair value of preferred stock warrants	1,395	26
Decrease in fair value of share-settled redemption feature	(7,828)	—
Total financial liabilities measured and recorded at fair value	$39,863	$1,140
There were no transfers of financial instruments between valuation levels during the three and nine months ended September 30, 2021 and the year ended December 31, 2020.
As of September 30, 2021 and December 31, 2020, Sonder did not have observable inputs for the valuation of its preferred stock warrant liabilities or share-settled redemption feature related to the Convertible Notes. The fair value of the preferred stock warrant liabilities is based in part on aggregate equity value indications, consistent with the analysis for Sonder’s common stock valuation using the option pricing method. The significant unobservable input used in the fair value measurement of the redeemable convertible preferred stock warrant liability is the fair value of the underlying preferred stock at the valuation measurement date. Generally, changes in the fair value of the underlying preferred stock would result in a directionally similar impact to the fair value measurement.
The determination of the fair value of the share-settled redemption feature is discussed in Note 5. Debt. The share-settled redemption feature was classified as Level 3 within the fair value hierarchy because the fair value was based on unobservable inputs in an inactive market.
Sonder estimates that the fair value of its restricted cash, accounts receivable, prepaid rent, prepaid expenses, other current assets, accounts payable, accrued liabilities, sales tax payable, deferred revenue, current portion of long-term debt, convertible notes and other current liabilities approximates carrying value due to the relatively short maturity of the instruments. The carrying value of Sonder’s long-term debt approximates fair value because it bears interest at market rate and all other terms are also reflective of current market terms.
These assumptions are inherently subjective and involve significant management judgment. Any change in fair value is recognized as a component of other income (expense), net, on the condensed consolidated statements of operations and comprehensive loss.
Fair value measurement and financial instruments
Sonder has established a fair value hierarchy used to determine the fair value of its financial instruments as follows:
Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2—Inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments.
Level 3—Unobservable inputs for which there is little or no market data that is significant to the fair value of the assets or liabilities. Consideration is given to the risk inherent in the valuation technique and the inputs to the model.
A financial instrument’s classification within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Sonder did not have any assets or liabilities classified under Level 1 or Level 2 fair value measurements as of December 31, 2020 and 2019. The following table summarizes Sonder’s Level 3 financial liabilities measured at fair value on a recurring basis (in thousands):

	Level 3
	December 31,
	2020	2019
Financial liabilities:
Other non-current liabilities:
Preferred stock warrant liabilities	$1,140	$822
Total financial liabilities measured and recorded at fair value	$1,140	$822
The following table presents additional information about Sonder’s financial liabilities that are measured at fair value for which it has utilized Level 3 inputs to determine fair value (in thousands):

	Level 3
	December 31,
	2020	2019
Beginning balance	$822	$—
Additions for new instruments issued	292	544
Increase in fair value of preferred stock warrants	26	278
Total financial liabilities measured and recorded at fair value	$1,140	$822
There were no transfers of financial instruments between valuation levels during the years ended December 31, 2020 and 2019.
As of December 31, 2020 and 2019, Sonder did not have observable inputs for the valuation of its preferred stock warrant liabilities. The fair value of the preferred stock warrant liabilities are based in part on aggregate equity value indications, consistent with the analysis for Sonder’s common stock valuation using the option pricing method. The significant unobservable input used in the fair value measurement of the redeemable convertible preferred stock warrant liability is the fair value of the underlying preferred stock at the valuation measurement date. Generally, increases (decreases) in the fair value of the underlying preferred stock would result in a directionally similar impact to the fair value measurement. These assumptions are inherently subjective and involve significant management judgment. Any change in fair value is recognized as a component of other income (expense), net, on the consolidated statements of operations and comprehensive loss.